Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended									1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Dec. 31, 2011 Stock Options Granted During Or After 2006 Year	Dec. 31, 2011 Stock Options Granted During Or After 2006 Minimum	Dec. 31, 2011 Stock Options Granted Prior 2006 Year	Dec. 31, 2011 Stock Options Granted Prior 2006 Minimum	Dec. 31, 2011 Stock Options Granted Prior 2006 Maximum	Mar. 31, 2010 Stock Options Year	Dec. 31, 2011 Stock Options Year	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2011 Omnibus Stock Incentive Plan 2008	Dec. 31, 2011 Omnibus Stock Incentive Plan 2007	Dec. 31, 2011 Long Term Incentive Plan 2002	Dec. 31, 2011 Long Term Incentive Plan 2000	Dec. 31, 2011 Non vested Restricted Awards Year	Mar. 31, 2011 Performance Share Plan 2011	Mar. 31, 2011 Performance Share Plan 2011 Minimum	Mar. 31, 2011 Performance Share Plan 2011 Maximum	Mar. 31, 2010 Performance Share Plan 2010	Mar. 31, 2010 Performance Share Plan 2010 Minimum	Mar. 31, 2010 Performance Share Plan 2010 Maximum	Dec. 31, 2011 Performance Share Plan 2010 And 2011	Dec. 31, 2011 Performance Share Plan 2010 And 2011 Maximum	Dec. 31, 2008 Performance Share Plan 2008	Dec. 31, 2008 Performance Share Plan 2008 Minimum	Dec. 31, 2008 Performance Share Plan 2008 Maximum	Apr. 30, 2010 Performance Options Year	Apr. 30, 2010 Performance Options Stock Price At Specified Percentage Above Grant Date Stock Price	Apr. 30, 2010 Performance Options Attainment Of Earnings Per Share Goals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of employee stock option				3 years			2 years	3 years
Expiration period of employee stock option				10 years		10 years							10 years
Years of age				62		50
Years of service					15 years		15 years
Percentage of fair market value of common stock in exercise price										100.00%
Aggregate number of shares granted to participants pursuant to awards														17,000,000	5,000,000	9,400,000	2,400,000
Share based compensation	$ 16,477,000	$ 15,832,000	$ 16,128,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements										$ 4,900,000								$ 5,800,000							$ 4,200,000
Unrecognized compensation cost related to nonvested share-based compensation arrangements, remaining weighted average recognition period										1.7								1.6
Percentage of Performance shares that will vest per year, up to a maximum of 100% of the total grant, when the earnings per share goal is attained																											20.00%
Authorized shares of nonvested stock to key executives																			263,292			279,831
Percentage of performance shares grant expected to vest																			200.00%			200.00%					100.00%
Performance shares grant expected vesting Period																				2011	2013		2010	2012
Unrecognized compensation cost related to nonvested share-based compensation arrangements, recognition period																										2013
Performance shares grant performance period																											1 year
Performance shares grant vesting period																												5 years	7 years
Number of options granted	716,508	2,176,963	1,047,949						736,000	717,000	2,177,000	1,048,000																		1,400,000
Average fair value of option grant	$ 5.78	$ 4.11	$ 5.31						$ 5.33	$ 5.78	$ 4.11	$ 5.31																		$ 3.48
Exercise price	$ 17.61	$ 16.01	$ 13.11						$ 15.66	$ 17.61	$ 15.89	$ 13.11																		$ 16.19
Risk-free interest rate	2.96%	2.65%	3.19%						3.77%																					2.07%
Expected volatility	29.98%	30.00%	42.00%						30.00%																					30.00%
Expected term	8.5	4.9	8.6						8.6																					4.0
Dividend yield	1.59%	1.79%	2.14%						1.79%																					1.79%
Grant vesting period									3
Share based compensation arrangement by share based payment award, vest and exercisable date																															Apr. 30, 2013	Dec. 31, 2012